Employee Benefit Plans (Fair Value of Plan Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	$ 15,716	$ 13,306	$ 0
Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	506	260
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	8,038	2,518
Mutual and other exchange traded funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	7,172	10,528
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	15,716	13,306
Level 1 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	506	260
Level 1 | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	8,038	2,518
Level 1 | Mutual and other exchange traded funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	7,172	10,528
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Level 2 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Level 2 | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Level 2 | Mutual and other exchange traded funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Level 3 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Level 3 | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Level 3 | Mutual and other exchange traded funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	$ 0	$ 0